Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 24, 2017	Jul. 31, 2016	Jul. 08, 2016
Price per unit							$ 10.56
Warrant exercise price per share	$ 6.60
Proceeds from issuance of common stock gross	$ 3,800
Proceeds from issuance of common stock net	3,128	$ 2,540	$ 2,540	$ 4,337
Stock issuance cost	600
Allocated to warrants	800
Warrants issuance cost	$ 100
Warrants expire term	5 years
Common Stock [Member]
Stock issuance cost			$ 300	$ 300
Secondary Offering [Member] | Underwriter [Member]
Number of warrant to purchase shares of common stock					30,000
Secondary Offering [Member] | Common Stock [Member]
Number of shares of common stock sold	741,667
Price per unit	$ 0.04
Secondary Offering [Member] | Warrants [Member]
Number of warrant to purchase shares of common stock	333,750					1,054,167
Warrant exercise price per share	$ 0.04					$ 12.00